Management Report - Segment Results of Operations (Detail: Text Values)	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Segment Results of Operations, Text Values [Member]
Segment Results of Operations [Line Items]
Applied tax rate for post-tax return on average tangible shareholders equity and average shareholders equity of the segments	28.00%	33.00%	28.00%	33.00%